Composition Of Group Explanatory (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of consolidated statement of comprehensive income related to discontinued operations

As of December 31, 2021, 2020 and 2019

	12.31.2021	12.31.2020	12.31.2019
Revenue	493	1,085	1,502
Cost of sales	(398)	(926)	(1,225)
Gross profit	95	159	277

Selling expenses	(36)	(79)	(99)
Administrative expenses	(26)	(64)	(65)
Other operating income	21	29	19
Other operating expenses	(18)	(25)	(43)
Impairment reversal (Impairment) of property, plant and equipment	16	(589)	-
Impairment of financial assets	(11)	(50)	(23)
Agreement on the regularization of obligations	-	-	285
Operating (loss) income	41	(619)	351

Gain on monetary position, net	120	115	187
Finance income	-	1	11
Finance costs	(106)	(110)	(112)
Other financial results	8	(20)	(62)
Financial results, net	22	(14)	24
Profit (Loss) before income tax	63	(633)	375

Income tax	(138)	41	(178)
(Loss) profit of the year from discontinued operations	(75)	(592)	197

Other comprehensive income (loss)
Items that will not be reclassified to profit or loss
Results related to defined benefit plans	-	1	-
Exchange differences on translation	34	(15)	(15)
Items that may be reclassified to profit or loss
Exchange differences on translation(1)	30	(19)	(13)
Other comprehensive income (loss) of the year from discontinued operations	64	(33)	(28)

Total comprehensive (loss) income of the year from discontinued operations	(11)	(625)	169

Total (loss) profit of the year from discontinued operations attributable to:
Owners of the company	(39)	(499)	98
Non - controlling interest	(36)	(93)	99
	(75)	(592)	197

Total comprehensive (loss) income of the year from discontinued operations attributable to:
Owners of the company	(9)	(517)	84
Non - controlling interest	(2)	(108)	85
	(11)	(625)	169

(1)	As of December 31, 2021, corresponds to the reclassification adjustment for exchange differences losses included in profit or loss on Edenor disposal. No exchange differences losses on translation were reconized during 2021.

Schedule of assets and liabilities that comprise the assets held for sale and associated liabilities

As of December 31, 2020, the assets and liabilities that comprise the assets held for sale and associated liabilities are:

12.31.2020
ASSETS
NON-CURRENT ASSETS
Property, plant and equipment	1,185
Right-of-use assets	3
Financial assets at amortized cost	3
Trade and other receivables	1
Total non-current assets	1,192

Inventories	22
Financial assets at amortized cost	1
Financial assets at fair value through profit and loss	26
Trade and other receivables	176
Cash and cash equivalents	52
Total current assets	277
Assets classified as held for sale	1,469

LIABILITIES
NON-CURRENT LIABILITIES
Provisions	29
Deferred revenue	17
Deferred tax liabilities	282
Defined benefit plans	9
Salaries and social security payable	4
Borrowings	98
Trade and other payables	81
Total non-current liabilities	520

CURRENT LIABILITIES
Provisions	4
Taxes payables	21
Defined benefit plans	1
Salaries and social security payable	44
Borrowings	2
Trade and other payables	429
Total current liabilities	501
Liabilities associated to assets classified as held for sale	1,021

Schedule of consolidated statement of cash flows related to discontinued operations

The consolidated statement of cash flows related to discontinued operations is presented below:

	12.31.2021	12.31.2020	12.31.2019

Net cash generated by operating activities	116	211	170
Net cash used in investing activities	(166)	(86)	(86)
Net cash used in financing activities	(7)	(73)	(85)

(Decrease) Increase in cash and cash equivalents	(57)	52	(1)

Cash and cash equivalents at the begining of the year	52	9	1
Effect of devaluation and inflation on cash and cash equivalents	5	(9)	9
(Decrease) Increase in cash and cash equivalents	(57)	52	(1)
Cash and cash equivalents at the end of the year	-	52	9

Schedule of subsidiaries information

			12.31.2021	12.31.2020
Company	Country	Main activity	Direct and indirect participation %	Direct and indirect participation %
Generación Argentina S.A.U	Argentina	Generation	100.00%	100.00%
Edenor (1)	Argentina	Distribution of energy	-	57.12%
Enecor S.A.	Argentina	Transportation of electricity	70.00%	70.00%
HIDISA	Argentina	Generation	61.00%	61.00%
HINISA	Argentina	Generation	52.04%	52.04%
PACOSA	Argentina	Trader & investment	100.00%	100.00%
PEB	Bolivia	Investment	100.00%	100.00%
EcuadorTLC	Ecuador	Oil	100.00%	100.00%
Energía Operaciones ENOPSA S.A.	Ecuador	Oil	100.00%	100.00%
Trenerec S.A.(2)	Ecuador	Investment	-	100.00%
Pampa Ecuador Inc. (3)	Ecuador	Investment	100.00%	-
PE Energía Ecuador LTD	Gran Cayman	Investment	100.00%	100.00%
EISA	Uruguay	Investment	100.00%	100.00%
PISA	Uruguay	Investment	100.00%	100.00%
TGU	Uruguay	Gas transportation	51.00%	51.00%
Corod	Venezuela	Oil	100.00%	100.00%
Petrolera San Carlos S.A.	Venezuela	Oil	100.00%	100.00%

(1)	Corresponds to effective ownership interest in Edenor after consider treasury shares As of December 31, 2020, this stake in Edenor is disclosed under assets classified as held for sale (See Note 5.1).
(2)	Liquidated.
(3)	See Note 5.2.4.

Disclosure Of Investments In Associates And Joint Ventures

The following table presents the main activity and financial information used for valuation and percentages of participation in associates and joint ventures:

		Information about the issuer
	Main activity	Date	Share capital	Profit (loss) of the period / year	Equity	Direct and indirect participation %
Associates
Refinor	Refinery	09.30.2021	1	(5)	62	28.50%
OCP	Investment	12.31.2021	100	(2)	126	30.06%
TGS (1)	Transport of gas	12.31.2021	7	204	1,174	3.677%

Joint ventures
CIESA (1)	Investment	12.31.2021	6	104	599	50.00%
Citelec (2)	Investment	12.31.2021	5	(7)	204	50.00%
CTB	Generation	12.31.2021	83	98	454	50.00%
Greenwind	Generation	12.31.2021	-	(3)	(10)	50.00%

(1)	The Company holds a direct and indirect interest of 3.677% in TGS and 50% in CIESA, a company that holds a 51% interest in the share capital of TGS. Therefore, additionally the Company has an indirect participation of 25.50% in TGS.

As of December 31, 2021, the quotation of TGS's ordinary shares and ADR published on the BCBA and the NYSE was $ 181.1 and US$ 4.44, respectively, granting to Pampa (direct and indirect) ownership an approximate stake market value of US$ 206 million.

(2)	Through a 50% interest, the company jointly controls Citelec, a company that controlled Transener with 52.65% of the shares and votes. As a result, the Company has an indirect participation of 26.33% in Transener.

Schedule of interest in associates and joint ventures

The details of the balances of investments in associates and joint ventures are as follows:

	12.31.2021	12.31.2020
Disclosed in non-current assets
Associates
Refinor	22	19
OCP	24	2
TGS	52	25
Total associates	98	46
Joint ventures
CIESA	347	240
Citelec	102	85
CTB	227	178
Total joint ventures	676	503
Total associates and joint ventures	774	549
Disclosed in non-current liabilities
Joint ventures
Greenwind (1)	(4)	(2)
Total joint ventures	(4)	(2)

(1)	The company receives financial assistance from partners.

Schedule of result from interests in associates and joint ventures

The following tables show the breakdown of the share of profit from associates and joint ventures:

	12.31.2021	12.31.2020	12.31.2019
Associates
Refinor	(2)	(2)	(3)
OCP	18	(5)	21
TGS	7	1	1
Total associates	23	(6)	19

Joint ventures
CIESA	50	11	50
CTB	49	64	13
Citelec	(3)	13	19
Greenwind	(2)	3	-
Total joint ventures	94	91	82
Total associates and joint ventures	117	85	101

Schedule of evolution of interests in associates and joint ventures

The evolution of investments in associates and joint ventures is as follows:

	12.31.2021	12.31.2020	12.31.2019
At the beginning of the year	547	507	403
Compensation	-	(5)	(16)
Dividends	-	(34)	(75)
Increases	17	3	108
Share of profit	117	85	101
Exchange differences	89	(9)	(14)
At the end of the year	770	547	507

Investment in associates adquisition

The closing of the transaction involved the recognition of profits for US$ 25 million and US$ 17 million, respectively, under IAS 28. The following table details the consideration, the fair value of the acquired assets, and the profit recorded by the Company as of June 20. 2019 and August 12, 2021:

	06.20.2019	08.12.2021
	in million US$
Acquisition cost (1)	(0.4)	(5.0)
Contingent consideration (2)	(0.1)	-
Total consideration	(0.5)	(5.0)
Share value of the interest in the fair value of associates’s identifiable assets and liabilities (3)	9.0	12.7
Financial credit with OCP	14.2	-
Dividends to be received	2.5	9.5
Assets fair value	25.7	22.2
Profit (4)	25.2	17.2

(1)	Including expenses paid by PEB to the Ecuadorian Government (Ministry of the Environment) of US$ 0.1 million for the granting of the authorization to transfer the shares held by AGIP and other advisory expenses related to the transaction in 2020.
(2)	Contingent consideration for reimbursement to AGIP, calculated by estimating the probability of collecting the financial receivable with OCP Ltd. before its maturity in 2021.
(3)	Calculated based on the present value of expected dividend flows.
(4)	Disclosed under “Share of profit from associates and joint ventures”.

Schedule of oil and gas areas participations

As of December 31, 2021, the Company and associates are part of the joint operations and consortia for the exploration and production of oil and gas as indicated below:

		Participation			Duration Up To
Name	Location	Direct	Indirect	Operator

Argentine production
Río Neuquén	Río Negro and Neuquén	31.42% and 33.07%	-	YPF	2027/2051
Sierra Chata	Neuquén	45.55%	-	PAMPA	2053
El Mangrullo	Neuquén	100.00%	-	PAMPA	2053
La Tapera - Puesto Quiroga	Chubut	35.67%	-	Tecpetrol	2027
El Tordillo	Chubut	35.67%	-	Tecpetrol	2027
Aguaragüe	Salta	15.00%	-	Tecpetrol	2023/2027
Gobernador Ayala	Mendoza	22.51%	-	Pluspetrol	2036
Anticlinal Campamento (1)	Neuquén	15.00%	-	Oilstone	2026
Estación Fernández Oro (2)	Río Negro	15.00%	-	YPF	2026
Río Limay este (Ex Senillosa) (3)	Neuquén	85.00%	-	PAMPA	2040
Veta Escondida y Rincón de Aranda	Neuquén	55.00%	-	PAMPA	2027
Rincón del Mangrullo	Neuquén	50.00%	-	YPF	2052
Los Blancos (ex Chirete)	Salta	50.00%	-	High Luck Group Limited	2045

Foreign (4)
Oritupano - Leona	Venezuela	-	22.00%	PDVSA	2025
Acema	Venezuela	-	34.49%	PDVSA	2025
La Concepción	Venezuela	-	36.00%	PDVSA	2025
Mata	Venezuela	-	34.49%	PDVSA	2025

Argentine exploration
Parva Negra Este (5)	Neuquén	42.50%	-	PAMPA	2019
Río Atuel (6)	Mendoza	33.33%	-	Petrolera El Trebol	2020
Borde del Limay (3)	Neuquén	85.00%	-	PAMPA	2015
Los Vértices (3)	Neuquén	85.00%	-	PAMPA	2015
Las Tacanas Norte	Neuquén	90.00%	-	PAMPA	2023

(1)	Direct participation in 9 wells.
(2)	Direct participation in 13 wells.
(3)	In the process of being transferred to GyP
(4)	Corresponding to the following stakes (direct and indirect): 22% in Petroritupano S.A., 36% in Petrowayú S.A., 34.49% in Petroven-Bras S.A. and 34.49% in Petrokariña S.A (Venezuelan mixed companies) regulating the exploitation of the Oritupano Leona, La Concepción, Acema and Mata blocks, respectively, and incorporated as a result of the purchase of Petrobras Participaciones S.L.’s capital stock in July 2016, without obtaining the Venezuelan Government’s authorizations regarding the change of indirect control. The Company has expressed to the Venezuelan Government authorities its willingness to negotiate the transfer of its shares to Corporación Venezolana de Petróleo S.A.
(5)	In the process of requesting appraisal.
(6)	On November 26, 2021, Petrolera El Trébol and the Company requested the extension for the third exploration period, to the Mendoza Province, for a period of 1 year, beginning on December 18, 2021.

Schedule of exploratory well costs

The following table provides the year end balances and activity for exploratory well costs, during the years ended December 31, 2021, 2020 and 2019:

	12.31.2021	12.31.2020	12.31.2019

At the beginning of the year	50	33	19
Increases	8	24	30
Transferred to development	(16)	(7)	(11)
Loss of the year	-	-	(5)
At the end of the year	42	50	33

Number of wells at the end of the year	10	12	9